Share-Based Compensation	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

Note 8—Share-Based Compensation

We recorded share-based compensation expense and related tax benefit within our consolidated statements of operations as follows:

	Years Ended December 31,
	2016	2015	2014
	(in thousands)
Operating expenses	$658	$4,650	$3,131
General and administrative expenses	6,436	7,884	7,353
Share-based compensation expense	7,094	12,534	10,484
Tax benefit (a)	(2,011)	(2,690)	(2,154)
Total	$5,083	$9,844	$8,330
(a)	The effects of tax benefits from share-based compensation expense are included within income tax expense in our consolidated statements of operations.

Stock Options

In 2011, the Board approved the creation of the Pacific Drilling S.A. 2011 Omnibus Stock Incentive Plan (the “2011 Stock Plan”), which provides for issuance of common stock options, as well as share appreciation rights, restricted shares, restricted share units and other equity based or equity related awards to directors, officers, employees and consultants. The Board also resolved that 0.7 million common shares of Pacific Drilling S.A. be reserved and authorized for issuance pursuant to the terms of the 2011 Stock Plan. In 2014, the Board approved an amendment to the 2011 Stock Plan increasing the number of common shares reserved and available for issuance from 0.7 million to 1.6 million.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option valuation model utilizing the assumptions noted in the table below. Given the insufficient historical data available regarding the volatility of the Company’s traded share price, expected volatility of the Company’s share price does not solely provide a reasonable basis for estimating volatility. Instead, the expected volatility utilized in our Black-Scholes valuation model is based on the volatility of the Company’s traded share price for the period available following the initial public offering of our shares and the implied volatilities from the expected volatility of a representative group of our publicly listed industry peer group for prior periods. Additionally, given the lack of historical data available, the expected term of the options is calculated using the simplified method because the historical option exercise experience of the Company does not provide a reasonable basis for estimating expected term. Options granted generally vest 25% annually over four years, have a 10-year contractual term and will be settled in shares of our stock. The risk free interest rates are determined using the implied yield currently available for zero-coupon U.S. government issues with a remaining term equal to the expected life of the options.

During the year ended December 31, 2016, there were no options granted. During the years ended December 31, 2015 and 2014, the fair value of the options granted was calculated using the following weighted-average assumptions:

	2015	2014
	Stock Options	Stock Options
Expected volatility	40.9%	46.3%
Expected term (in years)	6.25	6.25
Expected dividends	—	—
Risk-free interest rate	1.7%	1.9%

A summary of option activity under the 2011 Stock Plan as of and for the year ended December 31, 2016 is as follows:

	Number of Shares Under Option	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)	(per share)	(in years)	(in thousands)
Outstanding — January 1, 2016	640	$74.02
Granted	—	—
Exercised	—	—
Cancelled or forfeited	(3)	36.40
Outstanding — December 31, 2016	637	$74.24	6.7	$—
Exercisable — December 31, 2016	395	$90.66	5.6	$—

The weighted-average grant date fair value of options granted during the years ended December 31, 2015 and 2014 was $14.90 and $51.00 per option, respectively.

During the years ended December 31, 2016, 2015 and 2014, there were 0,  0 and 8,500 options exercised, respectively. As of December 31, 2016, total compensation costs related to nonvested option awards not yet recognized was $2.8 million and was expected to be recognized over 1.9 years.

Restricted Stock Units

Pursuant to the 2011 Stock Plan, the Company has granted restricted stock units to certain members of our Board of Directors, executives and employees. Restricted stock units granted by the Company will be settled in shares of our stock and generally vest over a period of two to four years. The fair value of restricted stock units is determined using the market value of our shares on the date of grant.

A summary of restricted stock units activity under the 2011 Stock Plan as of and for the year ended December 31, 2016 was as follows:

	Number of Restricted Stock Units	Weighted-Average Grant-Date Fair Value
	(in thousands)	(per share)
Nonvested — January 1, 2016	249	$53.90
Granted	418	5.29
Vested	(81)	59.57
Cancelled or forfeited	(6)	34.73
Nonvested — December 31, 2016	580	$18.14

The weighted-average grant-date fair value of restricted stock units granted was $36.40 and $100.60 per share for the years ended December 31, 2015 and 2014, respectively. The total grant-date fair value of the restricted stock units vested was $4.8 million, $9.7 million and $4.1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

As of December 31, 2016, total compensation costs related to nonvested restricted stock units not yet recognized was $6.3 million and is expected to be recognized over a weighted-average period of 2.0 years.